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                    COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                     REGISTRATION NOS. 333-40265; 811-08481

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


     The undersigned hereby certifies on behalf of Columbia Funds Variable Insurance Trust I (formerly known as Nations Separate Account Trust) (the "Trust") that the form(s) of prospectuses and statement of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses and statement of additional information contained in Post-Effective Amendment No. 24, the most recent amendment to the Trust's Registration Statement on Form N-1A, the text of which was filed electronically on April 27, 2007.

     IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 7th day of May, 2007.


                                                      COLUMBIA FUNDS VARIABLE
                                                      INSURANCE TRUST I


                                                      /s/ Peter T. Fariel
                                                      --------------------------

                                                      Peter T. Fariel
                                                      Assistant Secretary